SIGNIFICANT ACCOUNTING POLICIES - Acquisitions and Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Acquisitions and Goodwill
Goodwill	[1]	$ 130	$ 130	$ 130
Impairment of goodwill		0
North Baja Pipeline, LLC
Acquisitions and Goodwill
Goodwill		48		48
Tuscarora Gas Transmission Company
Acquisitions and Goodwill
Goodwill		$ 82		$ 82

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).